Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40529
Entity Registrant Name	Missfresh Limited
Entity Central Index Key	0001851682
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3rd Floor, Block A, Vanke Times Center
Entity Address, Address Line Two	No. 9 Wangjing Street
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN
Entity Address, Postal Zip Code	Beijing 100016
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Shandong Haoxin Certified Public Accountants Co., Ltd.
Auditor Location	Weifang, the People's Republic of China
Auditor Firm ID	5035
ADS
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (one American depositary share representing ninety Class B ordinary shares, par value US$0.0001 per share)
Trading Symbol	MF
Security Exchange Name	NASDAQ
Common Class B [Member]
Document Information [Line Items]
Title of 12(b) Security	Class B ordinary shares, par value US$0.0001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	620,725,823
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	86,383,174
Chief Executive Officer
Document Information [Line Items]
Entity Address, Address Line One	3rd Floor, Block A, Vanke Times Center
Entity Address, Address Line Two	No. 9 Wangjing Street
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN
Entity Address, Postal Zip Code	Beijing 100016
City Area Code	86 10
Local Phone Number	6475 3390
Contact Personnel Name	Zheng Xu
Contact Personnel Email Address	ir@missfresh.cn